OTHER GAINS/(LOSSES) INCLUDING FAIR VALUE CHANGES ON FINANCIAL INSTRUMENTS – NET	12 Months Ended
Dec. 31, 2023
Other Gainslosses Including Fair Value Changes On Financial Instruments Net
OTHER GAINS/(LOSSES) INCLUDING FAIR VALUE CHANGES ON FINANCIAL INSTRUMENTS – NET

17 OTHER GAINS/(LOSSES) INCLUDING FAIR VALUE CHANGES ON FINANCIAL INSTRUMENTS – NET

	2021	2022	2023
	S$	S$	S$

Fair value gain/(loss) on convertible loans (Note 12)	12,666	(1,090,480)	(98,754)
Foreign currency exchange loss - net	(9,481)	(26,422)	(170,311)
Gain on disposal of property, plant and equipment	-	280	-
Fair value on warrants liabilities at inception date (Note 14)	-	-	(112,214)
Fair value changes on warrant liabilities (Note 14)	-	-	(111,631)
Total	3,185	(1,116,622)	(492,910)